Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Balance at beginning of year	$ (600)	$ 581	$ 2,657
Unrealized gains (losses) from derivatives	498	(267)	4,399
Reclassifications into earnings from other comprehensive income (loss)	595	(805)	(6,444)
Tax effect	135	(109)	(31)
Balance at end of year	$ 628	$ (600)	$ 581